Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Going Concern

Going Concern

Since inception, the Company has incurred cumulative losses from operations and has an accumulated deficit of $297.9 million at June 30, 2025. From February 2024 to June 2025, the Company received advances of $30.0 million from term loans provided by a related party (see Note 8). In February 2024, the Company received net proceeds of $1.7 million from the sale of 425,606 shares of Common Stock held by the Meteora parties (see Note 1). On various dates in 2024, the Company received net proceeds of $1.8 million from the exercise by the Meteora parties of Shortfall Warrants, as defined below, for 664,883 shares of Common Stock (see Note 9). In May and June 2025, the Company received net proceeds of $0.2 million from the ATM offering (see Note 9). The Company had cash of $5.3 million as of June 30, 2025.

Management believes that its existing cash balances combined with future capital raises through debt and equity and cash receipts from product sales will be sufficient to fund ongoing operations through at least one year from the date the unaudited condensed consolidated financial statements are issued. However, there can be no assurance that the Company will be successful in achieving its strategic plans, that the Company’s cash balances and future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If the Company is unable to raise sufficient financing when needed or events or circumstances occur such that the Company does not meet its strategic plans, the Company may be required to reduce certain of its discretionary spending. The Company may be unable to develop new or enhanced production methods, or be unable to fund capital expenditures, which could have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The unaudited condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern and do not include adjustments to reflect the possible effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Going Concern

Since inception, the Company has incurred cumulative losses from operations and has an accumulated deficit of $284.7 million at December 31, 2024. In February 2024, May 2024, July 2024, August 2024, and December 2024, the Company received advances of $5.0 million, $2.5 million, $2.5 million, $5.0 million, and $5.0 million, respectively, from term loans provided by a related party (see Note 9). In February 2024, the Company received net proceeds of $1.7 million from the sale of 425,606 shares held by the Meteora parties (see Note 1). In September 2023, the Company received $11.7 million proceeds from the Business Combination, Forward Purchase Agreement, and the PIPE Transaction, net of transaction costs. The Company had cash of $5.5 million as of December 31, 2024.

Management believes that its existing cash balances combined with future capital raises and cash receipts from product sales will be sufficient to fund ongoing operations through at least one year from the date the consolidated financial statements are issued. However, there can be no assurance that the Company will be successful in achieving its strategic plans, that the Company’s cash balances and future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If the Company is unable to raise sufficient financing when needed or events or circumstances occur such that the Company does not meet its strategic plans, the Company may be required to reduce certain of its discretionary spending. The Company may be unable to develop new or enhanced production methods, or be unable to fund capital expenditures, which could have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming the Company will continue as a going concern and do not include adjustments to reflect the possible effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Unaudited Financial Information

Unaudited Financial Information

The Company’s unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial reporting and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Pursuant to these rules and regulations, they do not include all information and notes required by U.S. GAAP for complete financial statements. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments, consisting of a normal recurring nature, considered necessary for a fair statement of the Company’s financial condition and results of operations. Operating results for the periods presented are not necessarily indicative of the results that might be expected for the full year. As such, the information included in this report should be read in conjunction with the Company’s audited consolidated financial statements as of and for the year ended December 31, 2024, which are included in the Company’s Form 10-K, dated and filed with the SEC on March 31, 2025, which is accessible on the SEC’s website at www.sec.gov. The unaudited condensed consolidated balance sheet as of December 31, 2024 has been derived from the audited consolidated financial statements of the Company, but does not include all the disclosures required by U.S. GAAP.

During the six months ended June 30, 2025, there were no changes to the Company’s significant accounting policies as described in the Company’s audited consolidated financial statements as of and for the year ended December 31, 2024.

Use of Estimates

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions reflected in these unaudited condensed consolidated financial statements include but are not limited to the useful lives of property and equipment, the net realizable value of inventory, product warranty liability, stock-based compensation expense, the present value of the lease liability, the fair value of the forward purchase agreement warrant liability, and the outcome of litigation. Estimates and assumptions are reviewed periodically and the effect of changes, if any, are reflected in the unaudited condensed consolidated statements of operations and comprehensive loss.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions reflected in these consolidated financial statements include but are not limited to the useful lives of property and equipment, the net realizable value of inventory, product warranty liability, stock-based compensation expense, the fair value of forward purchase agreement put option liability, the fair value of forward purchase agreement warrant liability, publicly traded warrant liability, and the outcome of litigation. Estimates and assumptions are reviewed periodically and the effect of changes, if any, are reflected in the consolidated statements of operations and comprehensive loss.

Revisions

Revisions

Contingent Sponsor Shares

The Company corrected the presentation of Common Stock outstanding that previously included 1,000,000 contingent sponsor shares that were included in the previously issued unaudited condensed consolidated statement of changes in stockholders’ deficit for the three and six months ended June 30, 2024. These contingent sponsor shares are now excluded from the number of shares of Common Stock outstanding as of June 30, 2024. The Company determined that the correction was not material to any prior annual or interim periods and therefore, amendments of previously filed reports are not required.

The effect of the contingent sponsor shares revision on the Common Stock amounts on each of the impacted financial statement line items within the Company’s unaudited condensed consolidated statement of changes in stockholders’ deficit for the three and six months ended June 30, 2024 was as follows:

	Six Months Ended June 30, 2024
	As Previously Reported	Adjustments	As Revised
Balance at December 31, 2023	19,599,982	(1,000,000)	18,599,982
Balance at June 30, 2024	19,599,982	(1,000,000)	18,599,982
	Three Months Ended June 30, 2024
	As Previously Reported	Adjustments	As Revised
Balance at March 31, 2024	19,599,982	(1,000,000)	18,599,982
Balance at June 30, 2024	19,599,982	(1,000,000)	18,599,982

Classification of Prepaid Insurance

The Company corrected the presentation of the non-current prepaid insurance expense that was not classified as long-term assets in the previously issued audited consolidated financial statements as of and for the year ended December 31, 2024. The Company determined that the correction was not material to any prior annual or interim periods and therefore, amendments of previously filed reports are not required.

Classification of Accrued Interest (Related Party)

The Company corrected the presentation of the accrued interest (related party) that was not classified as a separate financial statement line item in the previously issued audited consolidated financial statements as of and for the year ended December 31, 2024. The Company determined that the correction was not material to any prior annual or interim periods and therefore, amendments of previously filed reports are not required.

The effect of the classification of prepaid insurance expense and accrued interest (related party) revisions on each of the impacted financial statement line items within the Company’s audited consolidated balance sheet as of December 31, 2024 was as follows:

	December 31, 2024
	As Previously Reported	Adjustments	As Revised
Prepaid expenses and other assets, current	$1,375	$(488)	$887
Total current assets	9,384	(488)	8,896
Prepaid expenses and other assets	—	488	488
Accrued expenses	4,416	(703)	3,713
Accrued interest (related party)	—	703	703

Financing of Prepaid Insurance

The Company corrected the presentation of prepaid insurance expenses and insurance financing liabilities, including the related amortization and interest expense, that were not included in the previously issued unaudited condensed consolidated financial statements for the three and six months ended June 30, 2024. The Company determined that the correction was not material to any prior annual or interim periods and therefore, amendments of previously filed reports are not required.

The effect of the contingent sponsor shares and financing of prepaid insurance revisions on each of the impacted financial statement line items within the Company’s unaudited condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2024 was as follows:

	Six Months Ended June 30, 2024
	As Previously Reported	Adjustments	As Revised
General and administrative	$3,714	$(23)	$3,691
Total costs and operating expenses	9,885	(23)	9,862
Operating loss	(9,758)	23	(9,735)

Other expense, net	—	(23)	(23)
Total other income (expense), net	(459)	(23)	(482)

Net loss per share attributable to common stockholders, basic and diluted	$(0.66)	$(0.04)	$(0.70)
Weighted-average Class A Common Stock outstanding, basic and diluted	19,599,982	(1,000,000)	18,599,982
	Three Months Ended June 30, 2024
	As Previously Reported	Adjustments	As Revised
General and administrative	$1,595	$(8)	$1,587
Total costs and operating expenses	4,928	(8)	4,920
Operating loss	(4,860)	8	(4,852)

Other expense, net	—	(8)	(8)
Total other income (expense), net	913	(8)	905

Net loss per share attributable to common stockholders, basic and diluted	$(0.27)	$(0.02)	$(0.29)
Weighted-average Class A Common Stock outstanding, basic and diluted	19,599,982	(1,000,000)	$18,599,982

The effect of the financing of prepaid insurance revision on the accumulated deficit amounts on each of the impacted financial statement line items within the Company’s unaudited condensed consolidated statement of changes in stockholders’ deficit for the three and six months ended June 30, 2024 was as follows:

	Six Months Ended June 30, 2024
	As Previously Reported	Adjustments	As Revised
Balance at December 31, 2023	$(257,242)	$(14)	$(257,256)
Balance at June 30, 2024	(270,189)	(14)	(270,203)
	Three Months Ended June 30, 2024
	As Previously Reported	Adjustments	As Revised
Balance at March 31, 2024	$(264,877)	$(14)	$(264,891)
Balance at June 30, 2024	(270,189)	(14)	(270,203)

The effect of the financing of prepaid insurance revision on each of the impacted financial statement line items within the Company’s unaudited condensed consolidated statement of cash flows for the six months ended June 30, 2024 was as follows:

	Six Months Ended June 30, 2024
	As Previously Reported	Adjustments	As Revised
Amortization of prepaid insurance	$—	$539	$539
Prepaid expenses and other assets	33	(20)	13
Net cash used in operating activities	(10,754)	519	(10,235)

Payments on insurance financing loans	—	(519)	(519)
Net cash provided by financing activities	9,183	(519)	8,664

Supplemental disclosures of cash flow information:
Cash paid for interest	$—	$23	$23

Non-cash investing and financing activities:
Financing of prepaid insurance	$—	$65	$65

Revisions

Cumulative Preferred Dividends

The Company corrected the presentation of cumulative preferred dividends that were not included on the previously issued consolidated statement of operations and comprehensive loss for the year ended December 31, 2023. The Company now presents these cumulative preferred dividends as a component of net loss attributable to common stockholders. The Company determined that the correction was not material to the year ended December 31, 2023 and therefore, amendments of previously filed reports are not required.

Contingent Sponsor Shares

In the fourth quarter of 2024, the Company corrected the presentation of Class A Common Stock outstanding that previously included 1,000,000 contingent sponsor shares that were included in the previously issued consolidated statement of stockholders’ deficit for the year ended December 31, 2023. These contingent sponsor shares are now excluded from the number of shares of Class A Common Stock outstanding as of December 31, 2023. The Company determined that the correction was not material to any prior annual or interim periods and therefore, amendments of previously filed reports are not required.

The effect of the contingent sponsor shares revision on the Common Stock amounts on each of the impacted financial statement line items within the Company’s consolidated statement of stockholders’ deficit for the year ended December 31, 2023 was as follows:

	Year Ended December 31, 2023
	As Previously Reported	Adjustments	As Revised
Merger, net of redemptions and transaction costs (Note 3)	4,115,874	(1,000,000)	3,115,874
Balance at December 31, 2023	19,599,982	(1,000,000)	18,599,982

Financing of Prepaid Insurance

In the fourth quarter of 2024, the Company corrected the presentation of prepaid insurance expenses and insurance financing liabilities that were not included on the previously issued consolidated balance sheet as of December 31, 2023. The Company now presents these prepaid insurance expenses within prepaid expenses and other current assets and these insurance financing liabilities within other current liabilities on the consolidated balance sheet as of December 31, 2023. The Company determined that the correction was not material to any prior annual or interim periods and therefore, amendments of previously filed reports are not required.

The effect of the financing of prepaid insurance revision on each of the impacted financial statement line items within the Company’s consolidated balance sheet as of December 31, 2023 was as follows:

	December 31, 2023
	As Previously Reported	Adjustments	As Revised
Prepaid expenses and other current assets	$957	$631	$1,588
Total current assets	6,825	631	7,456
Total assets	$7,640	$631	$8,271

Other current liabilities	$—	$645	$645
Total current liabilities	6,640	645	7,285
Total liabilities	9,402	645	10,047

Accumulated deficit	(257,242)	(14)	(257,256)
Total stockholders’ deficit	(1,762)	(14)	(1,776)
Total liabilities and stockholders’ deficit	$7,640	$631	$8,271

The effect of the cumulative preferred dividends, contingent sponsor shares, and financing of prepaid insurance revisions on each of the impacted financial statement line items within the Company’s consolidated statement of operations and comprehensive loss for the year ended December 31, 2023 was as follows:

	Year Ended December 31, 2023
	As Previously Reported	Adjustments	As Revised
General and administrative	7,276	(12)	7,264
Total costs and operating expenses	18,687	(12)	18,675
Operating loss	(18,371)	12	(18,359)

Other (expense) income	80	(26)	54
Total other expense, net	(11,537)	(26)	(11,563)
Net loss	(29,908)	(14)	(29,922)

Cumulative preferred dividends	—	(1,349)	(1,349)

Net loss attributable to common stockholders, basic and diluted	$(29,908)	$(1,363)	$(31,271)
Net loss per share attributable to common stockholders, basic and diluted	$(2.38)	$(0.16)	$(2.54)
Weighted-average Class A Common Stock outstanding, basic and diluted	12,552,925	(257,534)	12,295,391

The effect of the financing of prepaid insurance revision on the accumulated deficit amounts on each of the impacted financial statement line items within the Company’s consolidated statement of stockholders’ deficit for the year ended December 31, 2023 was as follows:

	Year Ended December 31, 2023
	As Previously Reported	Adjustments	As Revised
Net loss	$(29,908)	$(14)	$(29,922)
Balance at December 31, 2023	$(257,242)	$(14)	$(257,256)

The effect of the financing of prepaid insurance revision on each of the impacted financial statement line items within the Company’s consolidated statements of cash flows for the year ended December 31, 2023 was as follows:

	Year Ended December 31, 2023
	As Previously Reported	Adjustments	As Revised
Amortization of prepaid insurance	$—	$602	$602
Prepaid expenses and other current assets	(828)	(25)	(853)
Net cash used in operating activities	(17,668)	577	(17,091)

Payments on insurance financing loans	—	(563)	(563)
Net cash provided by financing activities	21,845	(563)	21,282

Supplemental disclosures of cash flow information:
Cash paid for interest	$—	$26	$26

Non-cash investing and financing activities:
Financing of prepaid insurance	$—	$1,115	$1,115

Concentration of Credit Risk and Significant Customers

Concentration of Credit Risk and Significant Customers

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and accounts receivable, net. Periodically, the Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company maintains its cash with financial institutions that management believes to be of high credit quality. The Company has not experienced any losses on such accounts and does not believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

With respect to accounts receivable, the Company performs credit evaluations of its customers and does not require collateral. There have been no material losses on the Company’s accounts receivable. There were no customers that accounted for 10.0% or more of sales for the years ended December 31, 2024 and 2023. There were no customers that accounted for 10.0% or more of the accounts receivable balance as of December 31, 2024 and 2023.

Cash		Cash The Company maintains cash balances in bank accounts which, at times, may exceed federally insured limits.
Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company grants credit to customers in the normal course of business, but generally does not require collateral or other security to support amounts due. Accounts receivable are presented net of an allowance for credit losses. Management performs ongoing credit evaluations of its customers based on financial information provided by the customer. Accounts receivable outstanding longer than the contractual payment terms are considered past due. The Company estimates its allowance for credit losses by considering numerous factors, including delinquency trends along with ongoing customer credit evaluations. The Company writes off accounts receivable when they become uncollectible. Payments subsequently received on such receivables are credited to the allowance for credit losses. The Company had no material bad debt expense for the years ended December 31, 2024 and 2023. The allowance for credit losses was not material as of December 31, 2024 and 2023.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the first-in, first-out method. The Company records write-downs of inventories that are obsolete, past the manufacturer’s recommended ‘use by’ date, or in excess of anticipated demand or net realizable value based on a consideration of marketability and product life cycle stage, historical net sales and demand forecasts which consider the assumptions about future demand and market conditions. Inventory on hand that is not expected to be sold or utilized is considered excess, and the Company recognizes the write-down in cost of goods sold at the time of such determination. The write-down is determined by the excess of cost over net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable cost of completion, disposal and transportation. At the time of loss recognition, a new cost basis is established and subsequent changes in facts and circumstances would not result in an increase in the cost basis.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost, net of accumulated depreciation. Additions and improvements that extend the lives of the assets are capitalized, while expenditures for repairs and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, their costs and related accumulated depreciation are removed from the accounts and resulting gains or losses are included in operating results. Depreciation is calculated using the straight-line method over the estimated useful life of the asset, which ranges from three to seven years for property and equipment.

Operating Leases

Operating Leases

The Company determines if an agreement is a lease at inception. The Company elected not to recognize the right to use an underlying asset (“ROU asset”) and lease liabilities for short-term leases, which are those that have a lease term of twelve months or less, and includes renewal options in the measurement of lease liabilities only when the option to purchase or renew a lease for the underlying asset is reasonably certain to be exercised. The Company has elected as an accounting policy to account for lease components and associated non-lease components as a single component.

The Company leases its headquarters office space under an operating lease with a related party and also leases office space in Germany under an operating lease (see Note 7). The determination of whether an arrangement is, or contains, a lease is performed at the inception of the arrangement and as necessary at modification. An operating lease is recorded on the consolidated balance sheets with the operating lease asset representing the right to use the ROU asset for the lease term and the lease liability representing the obligation to make lease payments arising from the lease. The Company excludes variable lease payments when measuring the ROU asset and lease liability, except for those that depend on an index, a rate or are in-substance fixed payments.

ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. In addition, ROU assets include initial direct costs incurred by the lessee as well as any lease payments made at or before the commencement date and exclude lease incentives. The discount rate implicit within the Company’s leases is generally not determinable; therefore, the Company determines the discount rate using its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets held and used by the Company, including property and equipment and ROU assets, are reviewed for impairment whenever events or changes in business circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recognized when estimated future undiscounted cash flows related to the assets are less than its carrying value. The amount of the impairment loss to be recorded, if any, is calculated by the excess of the asset’s carrying value over its fair value. The Company did not incur any impairment charges during the years ended December 31, 2024 and 2023.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company calculates the fair value of its assets and liabilities that qualify as financial instruments and includes this additional information in the notes to the consolidated financial statements when the fair value is different than the carrying value of these financial instruments. The estimated fair value of cash, accounts receivable, other receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses approximate their carrying amounts due to the relatively short maturity of these instruments. The carrying value of the operating lease liability also approximates fair value since the instrument bears market rates of interest. The carrying value of the term loans payable also approximates fair value based upon current borrowing rates with similar maturities. None of these instruments are held for trading purposes.

Fair Value Measurement

Fair Value Measurement

The Company determines the fair value of financial assets and liabilities using the fair value hierarchy established in Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” (“ASC 820”). ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The hierarchy describes three levels of inputs that may be used to measure fair value, as follows:

●	Level 1 - Observable inputs, such as quoted prices in active markets for identical assets and liabilities.
●	Level 2 - Observable inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Until the conversion at the Closing, the Company had elected the fair value option for the convertible notes payable (related party) under ASC Topic 825, Financial Instruments (“ASC 825”), with changes in fair value recorded in income (loss) each reporting period. The convertible notes payable (related party) were converted on the Closing Date and are no longer outstanding for any periods presented in the consolidated financial statements. The Company’s forward purchase agreement put option liability and forward purchase agreement warrant liability are considered to be Level 3 financial instruments measured at fair value and are described below (see Note 4).

Derivative Financial Instruments

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign-currency risks. The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, Derivatives and Hedging (“ASC 815”). For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the other income (expense) section of the Company’s consolidated statements of operations and comprehensive loss. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the consolidated balance sheets as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

The Company accounts for its publicly traded warrant liability in accordance with ASC 815-40. Accordingly, the Company recognized the warrant instruments as a liability at fair value and adjusts the instruments to fair value at each reporting period. The publicly traded warrant liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the change in fair value of publicly traded warrant liability line item in the Company’s consolidated statements of operations and comprehensive loss.

The Company accounts for its Forward Purchase Agreement in accordance with ASC 815-40. Accordingly, the Company recognized the forward purchase agreement put option liability and the forward purchase agreement warrant liability at fair value at each reporting period. The forward purchase agreement put option liability and the forward purchase agreement warrant liability are subject to re-measurement at each balance sheet date, and any change in fair value is recognized in the change in fair value of forward purchase agreement put option liability and change in fair value of forward purchase agreement warrant liability line items, respectively, in the Company’s consolidated statements of operations and comprehensive loss.

SPAC Excise Tax Liability

SPAC Excise Tax Liability

The Company recognized an excise tax liability of $2.2 million upon completion of the Company’s Business Combination as an incremental cost to repurchase the Company’s treasury shares, with an offsetting tax liability recognized. The SPAC excise tax liability is recorded in accrued expenses in the Company’s consolidated balance sheets.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, which provides a five-step model for recognizing revenue from contracts with customers as follows:

●	identify the contract with a customer
●	identify the performance obligations in the contract
●	determine the transaction price
●	allocate the transaction price to the performance obligations in the contract
●	recognize revenue when or as performance obligations are satisfied.

Revenue is recognized as performance obligations under the terms of a contract are satisfied, which generally occurs as control of the promised products or services is transferred to customers. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products or services to a customer (“transaction price”). To the extent the transaction price includes variable consideration, the Company estimates the amount of variable consideration that should be included in the transaction price using either the expected value or most likely amount method. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. Estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the Company’s anticipated performance and all information that is reasonably available.

The Company primarily derives revenue from the sale of its hearing device products. Revenue from product sales is recognized upon transfer of control of the product to a customer, which occurs at a point in time, at the time the Company is notified the product has been implanted or used by the customer in a surgical procedure. The Company also sells prepaid Battery replacement options. Revenue from extended warranty plans is recognized ratably over time and was immaterial for each of the years ended December 31, 2024 and 2023. Amounts received from a customer prior to fulfillment of the performance obligation are included as accrued expenses on the consolidated balance sheets and are immaterial as of December 31, 2024 and 2023. The Company has elected to account for shipping and handling activities performed as activities to fulfill the promise to transfer the products; and therefore these activities are not assessed as a separate performance obligation to its customers.

Revenue is measured as the amount of consideration the Company expects to receive, which is based on the invoiced price. The majority of the Company’s contracts have a single performance obligation and are short term in nature. The Company’s contracts do not include variable consideration.

Payment terms differ by geography and customer, but payment is generally required within 30 days from the date of product utilization. The Company also offers extended payment plans on a limited basis. Amounts due to the Company under payment plans that extend beyond 12 months are immaterial as of December 31, 2024 and 2023, and therefore the Company did not adjust the promised amount of consideration for the effects of a significant financing component.

Cost of Goods Sold

Cost of Goods Sold

Cost of goods sold is comprised of the costs of merchandise sold, as well as the related inbound freight costs and labor directly attributable to bringing certain goods to a salable condition. In categorizing costs, the Company captures applicable depreciation and costs to maintain and run revenue generating technology, equipment related costs and any personnel-related costs as cost of goods sold.

Product Warranty

Product Warranty

The Company provides a limited warranty for its implantable components. At the time product revenue is recognized, the Company reserves for estimated future costs that may be incurred under its warranties based on historical experience. The limited warranty liability is recorded in accrued expenses in the consolidated balance sheets. As of December 31, 2024 and 2023, the amount of accrued limited warranty was immaterial and the Company’s warranty payments were immaterial.

During 2013, the Company offered a lifetime warranty to clinical trial patients to cover batteries and surgery related costs. The Company estimates the costs that may be incurred under this lifetime warranty and records a liability in the amount of such costs at its present value. The lifetime warranty is recorded in product warranty liability in the consolidated balance sheets. As of December 31, 2024 and 2023, the aggregate product warranty liability was $2.1 million and $2.2 million, respectively, of which $0.3 million and $0.3 million, respectively, was classified as a current liability in the consolidated balance sheets.

Patents

Patents

All patent-related costs incurred in connection with filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recovery of the expenditure. Amounts incurred are classified as general and administrative expenses.

Research and Development Costs

Research and Development Costs

Expenditures for research and development activities are charged to operations as incurred. Research and development costs include salaries, employee benefits and laboratory testing expenses.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax base and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those items are expected to be recovered or settled. The Company has recorded a full valuation allowance against the net deferred tax asset due to the uncertainty of realizing the related benefits.

The Company recognizes the financial statement benefit of a tax position only to the extent the position is more likely than not to be sustained upon audit based on the technical merits of the position. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the Company’s consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company has elected to recognize interest and penalties related to uncertain tax positions in the provision for income taxes.

Foreign Currency Translation

Foreign Currency Translation

The Euro is the functional currency for the Company’s foreign subsidiary in Germany. The assets and liabilities of the Company’s foreign operations are translated into U.S. dollars at the end-of-the-period exchange rates, and the revenues and expenses are translated at weighted-average rates for the respective reporting period. Unrealized translation gains and losses are recorded as a translation adjustment, which is included in the Company’s consolidated statements of stockholders’ deficit as well as a component of accumulated other comprehensive loss on the Company’s consolidated statements of operations and comprehensive loss.

Net Loss per Share

Net Loss per Share

The Company’s Series A Preferred Stock certificate of designation entitles the holders to participate in dividends on an as converted basis when declared on Common Stock. As a result, the Series A Preferred Stock meets the definition of a participating security, which requires the Company to apply the two-class method to compute both basic and diluted net loss per share attributable to common stockholders. The two-class method is an earnings allocation formula that treats participating securities as having rights to earnings that would otherwise have been available to common stockholders. The two-class method requires income available to holders of the Company’s Common Stock for the period to be allocated between common and participating securities based upon their respective rights to share in the earnings as if all income for the period had been distributed. In periods where there is a net loss, no allocation of undistributed net loss to the Series A Preferred Stock is performed as the holders of the Series A Preferred Stock are not contractually obligated to participate in the Company’s losses. The Company reported net losses of $28.0 million and $31.3 million attributable to the stockholders of the Company’s Common Stock for the years ended December 31, 2024 and 2023, respectively.

Basic net loss per share of common stock is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of Common Stock outstanding during the period. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares outstanding, plus the impact of potential common shares, if dilutive, resulting from the potential exercise of warrants or options, and the potential conversion of preferred stock or convertible notes, into Common Stock, under the if-converted method. In periods where a net loss is recorded, no effect is given to potentially dilutive securities, because the effect would be anti-dilutive.

Stock-based Compensation

Stock-based Compensation

Stock-based compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period. The fair value of stock-based payment awards granted through June 30, 2024 is estimated using the Black-Scholes option model with a volatility figure derived from using a determined peer group of other companies’ stock prices since the trading history of the Company’s stock was too short to provide accurate data. The fair value of stock-based payment awards granted subsequent to June 30, 2024 is estimated using the Black-Scholes option model with a volatility figure derived from using the trading history of the Company’s Common Stock. Given limited historical exercise data, the Company accounts for the expected term of all options in all periods in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in ASC Topic 718, Compensation - Stock Compensation. The simplified method calculates the expected term as the average of the time-to-vesting and the contractual life of the options. The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.

The Company has adopted the guidance from Accounting Standards Update (“ASU”) 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Compensation Accounting, and has determined not to apply a forfeiture rate and has made the accounting election that forfeitures will be recognized when the actual forfeiture takes place and therefore no estimated forfeiture rate will be recorded.

Segments

Segments

Operating segments are identified as components of an enterprise about which discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) in deciding resource allocation and assessing performance. The Company has determined that its CODM is its Chief Executive Officer. The Company’s CODM reviews financial information presented on a consolidated basis for the purposes of making decisions, allocating resources and evaluating performance. Consequently, the Company has determined it operates in one operating and reportable segment.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments (“ASC 326”). This guidance introduces a new model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. The Company adopted ASC 326 with an adoption date of January 1, 2023 using the modified retrospective approach. As a result, the Company changed its accounting policy for allowance for credit losses. The Company monitors accounts receivables and estimates the allowance for lifetime expected credit losses. Estimates of expected credit losses are based on historical collection experience and other factors, including those related to current market conditions and events. The adoption did not have a material effect on the Company’s accompanying consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. For smaller reporting companies, ASU 2020-06 is effective for fiscal years beginning after December 15, 2023 and should be applied on a full or modified retrospective basis. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company adopted ASU 2020-06 effective January 1, 2024. The adoption of ASU 2020-06 did not have a material impact on the Company’s consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which will add required disclosures of significant expenses for each reportable segment, as well as certain other disclosures to help investors understand how the CODM evaluates segment expenses and operating results. The new standard will also allow disclosure of multiple measures of segment profitability if those measures are used to allocate resources and assess performance. The Company adopted ASU 2023-07 effective for the year ended December 31, 2024. See Note 14 for related disclosures.

Accounting Pronouncements Not Yet Effective

Accounting Pronouncements Not Yet Effective

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. The standard will be effective for public companies for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact that this ASU will have on the Company’s disclosures within the consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, that requires public companies to disclose, in interim and reporting periods, additional information about certain expenses in the financial statements. For public business entities, it is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted and is effective on either a prospective basis or retrospective basis. The Company is currently evaluating the impact that this ASU will have on the Company’s disclosures within the consolidated financial statements.